Loan Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Loan Payable
7.	Loan Payable

The aggregate principal amount of debt outstanding consisted of the following (in thousands):

	June 30, 2020	December 31, 2019
Current portion of debt	$7,500	$5,625
Less: unamortized debt discount	(46)	(49)

Current portion of debt, net of debt discount	$7,454	$5,576

Long-term debt, net of current portion	$5,625	$9,375
Less: unamortized debt discount	(35)	(82)

Long-term debt, net of current portion	$5,590	$9,293

The Company entered into, and subsequently amended, a term loan facility with Pacific Western Bank, Inc. (“PWB”), and received $15.0 million debt proceeds. The loans bear interest at the greater of (i) 6.25% and (ii) the prime rate plus an applicable margin of 2.0%. The interest rate was 6.75% at June 30, 2020. In an event of default, as defined in the agreement, the interest rate applicable to borrowings would be increased by 5.0%. The Company made interest-only payments through March 31, 2020. Beginning in April 2020, the Company is obligated to make equal monthly principal payments of $625,000 through March 31, 2022 when the notes mature. The loan agreement allows for prepayment of the outstanding principal at any time, subject to a prepayment charge that is dependent on the prepayment date.

The debt agreement contained provisions whereby the Company was obligated to pay a success fee of $1.1 million upon the achievement of certain liquidity events. Upon consummation of the Merger, the Company success fee payment became due and was paid in its entirety as of June 30, 2020.

The borrowings are collateralized by substantially all of the Company’s assets, excluding intellectual property and contains affirmative and negative covenants including restrictions on the Company’s ability to incur additional indebtedness, pay dividends, encumber its property, or engage in certain fundamental business transactions, such as mergers or acquisitions of other businesses. The Company was in compliance with its covenants as of June 30, 2020.

The Company recognized interest expense of $0.2 million and $0.3 million during the three months ended June 30, 2020 and 2019 and $0.5 million and $0.6 million during the six months ended June 30, 2020 and 2019, respectively.

As of June 30, 2020, the aggregate minimum future principal payments due in connection with the 2018 Loan Agreement, as amended, are as follows (in thousands):

Year Ending December 31,
2020	$3,750
2021	7,500
2022	1,875

$13,125

7.	Loan Payable

On March 30, 2018, the Company entered into the 2018 Loan Agreement with Pacific Western Bank, Inc. (“PWB”), which provides for a term loan of up to $15.0 million on the closing date, maturing and requiring full repayment of principal and interest by March 1, 2022 (“Maturity Date”). The Company borrowed the full $15.0 million available under the 2018 Loan Agreement in two separate tranches: $10.0 million upon execution of the 2018 Loan Agreement in March 2018 (“Tranche I”), and $5.0 million in September 2018 (“Tranche II”).

Borrowings under the 2018 Loan Agreement bear interest at a rate per year equal to the greater of 6.25% and 2.00% plus the Wall Street Journal prime rate; provided, however, that in the event the Company achieves certain milestones, the interest rate applicable to the borrowings under the 2018 Loan Agreement would be the greater of 6.25% and 1.50% plus the Wall Street Journal prime rate. In an event of default, as defined in the 2018 Loan Agreement, the interest rate applicable to borrowings would be increased by 5.0%.

The Company is required to make monthly payments of interest only, beginning on April 1, 2018 and continuing through March 30, 2019 (the “Interest Only End Date”), at which time the Company would begin making payments on the principal from April 1, 2019 through the Maturity Date. However, upon the achievement of certain milestones, the Interest Only End Date would be extended through September 30, 2019 or March 30, 2020, and the Maturity Date would be extended to September 1, 2022. The 2018 Loan Agreement allows for prepayment in full of the outstanding principal at any time, subject to a prepayment charge that is dependent on the prepayment date.

Per the 2018 Loan Agreement, upon a Liquidity Event, defined below, the Company would pay a success fee of $0.8 million, or $1.1 million if both Tranche I and Tranche II were issued (“Success Fee”). A Liquidity Event is defined as (a) any sale, license, or other disposition of all or substantially all of the assets of the Company, (b) any reorganization, consolidation, merger or sale of the voting securities of the Company or any other transaction where the holders of a Company’s securities before the transaction beneficially own less than 50% of the outstanding voting securities of the surviving entity after the transaction, or (c) an initial public offering of a Company’s equity securities.

Borrowings under the 2018 Loan Agreement are collateralized by substantially all of the Company’s personal property, excluding intellectual property. Under the 2018 Loan Agreement, the Company agreed to affirmative and negative covenants to which it would remain subject until maturity or repayment in full. The negative covenants included restrictions on the Company’s ability to incur additional indebtedness, pay dividends, encumber its property, or engage in certain fundamental business transactions, such as mergers or acquisitions of other businesses. The obligations under the 2018 Loan Agreement are subject to acceleration upon occurrence of specified events of default, including payment default, insolvency and a material adverse change in the Company’s business, operations or financial or other condition.

On September 26, 2018, the Company entered into the First Amendment to the 2018 Loan Agreement (the “First Amendment”) which amended the primary depository covenant by waiving violations on maintaining excess cash and decreasing the primary depository covenant. The First Amendment also amended the Success Fee due upon the occurrence of a Liquidity Event, from $0.8 million with a contingent $0.3 million upon the advance of the Tranche II, to the full $1.1 million upon the occurrence of a Liquidity Event.

In March 2019, the Company entered into the Second Amendment to the 2018 Loan Agreement (the “Second Amendment”), which extended the second milestone date from March 31, 2019 to April 30, 2019. The first milestone was achieved in February 2018 which extended the interest only period through September 30, 2019.

In October 2019, the Company entered into the Third Amendment to the 2018 Loan Agreement (the “Third Amendment”), which extended the Interest Only End Date to March 31, 2020. The amendment also added an additional covenant requiring the Company to maintain a minimum cash balance of $6.0 million at PWB commencing April 2, 2020 if additional finance proceeds of $40.0 million are not raised prior to April 2, 2020.

Each of the three amendments to the 2018 Loan Agreement were analyzed and determined to be debt modifications and not extinguishments.

The aggregate principal amount of debt outstanding as of December 31, 2019 and 2018 was $15.0 million, including Tranche I and Tranche II amounts. Current and non-current debt obligations reflected in the consolidated balance sheets as of December 31, 2019 and 2018 consisted of the following (in thousands):

December 31, 2018
Current liabilities:
Term loan under the 2018 Loan Agreement	$3,750
Unamortized debt discount	(62)

Loans payable, net of discount	3,688
Non-current liabilities:
Term loan under 2018 Loan Agreement	11,250
Unamortized debt discount	(186)

Loans payable, net of discount and current portion	11,064

Total loans payable, net of discount	$14,752

December 31, 2019
Current liabilities:
Term loan under the 2018 Loan Agreement	$5,625
Unamortized debt discount	(49)

Loans payable, net of discount	5,576
Non-current liabilities:
Term loan under 2018 Loan Agreement	9,375
Unamortized debt discount	(82)

Loans payable, net of discount and current portion	9,293

Total loans payable, net of discount	$14,869

The Company recognized interest expense under the 2018 Loan Agreement, as amended, of $1.2 million and $0.8 million during the years ended December 31, 2019 and 2018, respectively, including interest expense related to the amortization of the debt discount of $0.1 million and $0.1 million, respectively. As of December 31, 2019 and 2018, the unamortized debt discount was $0.1 million and $0.2 million, respectively.

As of December 31, 2019, the aggregate minimum future principal payments due in connection with the 2018 Loan Agreement, as amended, are summarized as follows (in thousands):

Year Ending December 31, 2020
2020	$5,625
2021	7,500
2022	1,875

$15,000